Adjustments Reconciling Profit After Tax to Operating Cash Flows - Summary of Cash Generated from Operations (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Adjustments to reconcile profit (loss) [abstract]
Profit after taxation	£ 5,096	£ 6,388	£ 5,268
Tax on profits	346	580	953
Share of after tax-profits of associates and joint ventures	(33)	(33)	(74)
Finance expense net of finance income	756	848	814
Depreciation	1,195	1,214	1,231
Amortisation of intangible assets	1,182	1,137	1,103
Impairment and assets written off	540	781	825
Profit on sale of businesses	(38)	(2,831)	(201)
Profit on sale of intangible assets	(568)	(426)	(342)
Loss on sale of investments in associates	36
Profit on sale of equity investments	(8)	(69)	(2)
Business acquisition costs	0		59
Changes in working capital:
Decrease/(increase) in inventories	25	119	300
Increase in trade receivables	(782)	(224)	(32)
Increase in trade payables	284	225	263
(Increase) in other receivables	(314)	(159)	(160)
Contingent consideration paid (see Note 32)	(742)	(765)	(780)
Other non-cash increase in contingent consideration liabilities	1,063	1,275	83
Increase in other payables	1,324	818	89
Increase/(decrease) in pension and other provisions	(340)	400	(188)
Share-based incentive plans	367	381	365
Fair value adjustments	(17)	464	19
Other	(129)	(27)	(61)
Adjustments reconciling profit after tax to operating cash flows	4,147	3,708	4,264
Cash generated from operations	£ 9,243	£ 10,096	£ 9,532